SUBSEQUENT EVENTS	12 Months Ended
Sep. 30, 2016
SUBSEQUENT EVENTS
26.	SUBSEQUENT EVENTS

In October 2016, the Group incorporated Beijing Champion International Education Technology Co., Ltd., or Champion Int’l Education, and plans to introduce international education products and services. The Group believes that the incorporation of this new entity would not result in any substantive impact on its operations.

In October 2016, Zhengbao Yucai announced a share issuance plan on China’s New Third Board. Under the plan, Zhengbao Yucai plans to issue no more than 41,880,000 common shares, representing 40.5% of the total outstanding shares of Zhengbao Yucai immediately after the share issuance, to be priced at RMB1.91 per common share. Total fund raised by the share issuance is expected to be no more than RMB80.0 million (US$11,429). The proceeds from this share issuance are expected to be used for working capital and business development, which includes mergers or acquisitions of complementary businesses focused on China’s college market.

In November 2016, the Group subscribed for 7.242% equity interest in Nurselink International Limited, or Nurselink Int’l, a company engaged in nurse recruiting and training service, in two rounds at the total consideration of US$911. The first round of the investment was completed in November 2016.

On November 29, 2016, the Company approved and declared a special cash dividend of US$0.1125 per ordinary share on its outstanding shares to shareholders of record as of the close of trading on January 6, 2017. Holders of ADS, each representing four ordinary shares of CDEL, are accordingly entitled to the cash dividend of US$0.45 per ADS. The depository, Deutsche Bank Trust Company Americas, will charge a fee of US$0.02 per ADS when the dividends are distributed on or about January 13, 2017.

In November 2016, the Group invested S$0.9 million (US$658) for an additional 6.82% equity interest of Amdon (Note 11(a)). Subsequent to this investment, the Group held 15%, in aggregate, equity interest in Amdon.

On December 8, 2016, Zhengbao Yucai delivered a revised share issuance plan (“Revised Plan”) to China’s New Third Board. Under the Revised Plan, Zhengbao Yucai plans to issue no more than 41,880,000 common shares, representing 40.5% of the total outstanding shares of Zhengbao Yucai immediately after the share issuance, at a price of RMB1.99 per common share, an increase from RMB1.91 per common share proposed under the prior plan. Total fund raised by the share issuance is expected to be no more than RMB83.3 million (US$11,900), an increase from RMB80.0 million proposed under the prior plan. Pursuant to the Revised Plan, Mr. Zhengdong Zhu, chairman and CEO of CDEL, and Mr. Liankui Hu, an independent director of CDEL, will subscribe 63.8% and 24.6%, respectively, of the total shares to be issued.

Immediately following the share issuance, the equity interest of CDEL in Zhengbao Yucai will be reduced from 60.1% to 35.8%, and Mr. Zhu, Mr. Hu, and a partnership in which Mr. Zhu holds a majority of the partnership interests will collectively have a combined equity interest in Zhengbao Yucai of 59.5%. Mr. Zhu, Mr. Hu, and the partnership have entered into an acting-in-concert agreement with a wholly-owned subsidiary of the Company through which CDEL holds its shares in Zhengbao Yucai, requiring them to vote their shares as to key matters put before the shareholders in accordance with the instructions of such subsidiary.

On December 23, 2016, a loan agreement under the Revolving Term Loan Facility with BEA (Note 15) was terminated and replaced by a new loan agreement, at the amount of $14,900, with BEA and the same maturity date. The loan bears interest rate at approximately 1.997%, subject to adjustment each quarter. And, in connection with the new loan agreement, an additional term deposit of US$1,740 was made. In addition, US$15,000 of the facility was drawn down on December 23, 2016 at approximately 1.997% interest rate, subject to adjustment each quarter, for a term of 12 months. The facility was secured by a term deposit of RMB116.7 million (US$17,500) provided by Champion Technology.

In January 2017, the Group entered into a share transfer agreement with certain shareholders of Hangzhou Wanting Technology Co., Ltd., or Hangzhou Wanting, to purchase 10.0% equity interest in Hangzhou Wanting at the consideration of RMB16.0 million (US$2,400). Hangzhou Wanting is a listed company on the New Third Board which offers comprehensive simulation-based learning opportunities to college students to master critical engineering and construction skills.